Convertible Securities (Details) - HZO, Inc. and Subsidiaries - USD ($)		1 Months Ended		3 Months Ended		5 Months Ended	12 Months Ended
	Feb. 14, 2025	Mar. 31, 2026	Dec. 22, 2025	Mar. 31, 2026	Mar. 31, 2025	Jan. 10, 2025	Dec. 31, 2025	Dec. 31, 2024	Feb. 14, 2024
Debt
Derivative liability		$ 29,052,000		$ 29,052,000			$ 3,396,000	$ 1,052,000
Debt Instrument, Convertible, Conversion Price	$ 0.00049
Loss on extinguishment of debt	$ 3,071,000				$ 3,071,008		3,071,008
Warrant liability		$ 1,567,673		$ 1,567,673			51,673	57,984
2024 Notes
Debt
Proceeds from notes					$ 1,000,000	$ 4,772,907	1,000,000	3,772,907
Interest rate					12.00%	12.00%
Derivative liability					$ 289,000		289,000	1,050,000
Debt discount					135,000		135,000	2,000
Payment of deferred financing costs					116,440		116,440
Amortization of deferred financing costs					16,655		16,655	$ 27,614
Accrued interest	$ 169,711
Debt Instrument, Convertible, Conversion Price	$ 0.00049
Value of stock issued upon conversion of debt	$ 8,553,000				8,553,000
2024 Notes | Series 2-B
Debt
Number of shares issued upon conversion of notes	6,027,707,347
Debt Instrument, Convertible, Conversion Price	$ 0.00049
2024 Notes | Series 2-C
Debt
Number of shares issued upon conversion of notes	4,059,267,542
Debt Instrument, Convertible, Conversion Price									$ 0.00049
2025 Notes
Debt
Proceeds from notes			$ 5,353,018
Interest rate		12.00%	12.00%	12.00%
Derivative liability			$ 3,392,000				3,392,000
Debt discount				$ 21,097,000			4,000
Payment of deferred financing costs			$ 24,502				24,502
Amortization of deferred financing costs				901,217			366,988
Unamortized debt discount		$ 2,396,851		$ 2,396,851			$ 3,295,670
2026 Notes
Debt
Proceeds from notes		$ 15,500,209
Interest rate		12.00%		12.00%
Interest expenses of promissory notes				$ 252,487	$ 63,099
2026 recorded as derivative liability
Debt
Derivative liability		$ 4,559,000		4,559,000
Payment of deferred financing costs		56,458
Amortization of deferred financing costs				372,387
Unamortized debt discount		4,240,673		4,240,673
2026 recorded as warrant liability
Debt
Unamortized debt discount		$ 1,389,667		$ 1,389,667
Exercisable warrant		709,845,703		709,845,703
Exercise price of warrants		$ 0.0001		$ 0.0001
Warrants and Rights Outstanding, Term		5 years		5 years
Warrant liability		$ 1,516,000		$ 1,516,000
Interest expense				$ 126,333